Short - term borrowings	12 Months Ended
Dec. 31, 2024
Short - term borrowings
Short - term borrowings

8. Short - term borrowings

As of December 31, 2023, the Group’s short-term borrowings were RMB565,000,000. This comprised RMB330,000,000 from banks, with RMB300,000,000 secured, and RMB235,000,000 from other financial institutions. The secured were pledged by the Group’s certain accounts receivables.

As of December 31, 2024, the Group’s short-term borrowings were RMB328,500,000. This comprised RMB113,500,000 (US$15,549,436) from banks, with RMB5,000,000 (US$684,997) secured, and RMB215,000,000 (US$29,454,879) from other financial institutions. The secured were pledged by the Group’s cash deposited with banks.

The weighted average interest rate for the outstanding short-term borrowings was approximately 6.35% and 4.08% per annum as of December 31, 2023 and 2024, respectively.

Interest expenses from short-term borrowings were RMB1,967,825, RMB30,660,399 and RMB22,886,523 (US$3,135,441) for the years ended December 31, 2022, 2023 and 2024, respectively.